Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Long-term purchase commitment
Commitments and obligations as of December 31, 2018 were as follows:

	By Period
(in thousands)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Purchase obligations	€19,812	€19,812	€—	€—	€—

Schedule of estimated future minimum rental payments under operating leases
The following table presents our estimated future minimum rental payments under operating leases with noncancelable lease terms that expire after December 31, 2018 and financing obligations under the failed sale-leaseback of our corporate headquarters:

Year ending December 31, (in thousands)
2019	€10,348
2020	9,143
2021	9,137
2022	8,730
2023	7,505
2024 and thereafter	32,016
Total	€76,879